Average Annual Total Returns - Investor A, Institutional - iShares U.S. Aggregate Bond Index Fund	Apr. 30, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Investor A Shares
Average Annual Return:
1 Year	7.33%
5 Years	4.06%
10 Years	3.39%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	6.33%
5 Years	3.10%
10 Years	2.31%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.36%
5 Years	2.69%
10 Years	2.15%
Institutional Shares
Average Annual Return:
1 Year	7.59%
5 Years	4.32%
10 Years	3.64%